Dividends (Details)					12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	May 19, 2023 $ / shares	May 19, 2023 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Dividends
Declared per share | (per share)	$ 0.37	$ 0.26	$ 0.23	$ 0.17	$ 0.37	$ 0.23	$ 1.13
Dividend per common share paid						$ 0.23	$ 1.13